AMERICAN SKANDIA TRUST

Supplement dated August 15, 2005 to the Prospectus dated May 1, 2005

This supplement sets forth the changes to the American Skandia Trust (“AST” or the “Trust”) Prospectus dated May 1, 2005.  All of the Portfolios discussed in this supplement may not be available under your variable contract.  For more information about the Portfolios available under your contract, please refer to your contract prospectus.  The following should be read in conjunction with the AST Prospectus and should be retained for future reference.

This supplement sets forth changes to the Prospectus with respect to fees and expenses of the Portfolios.

The following is added to footnote (3) of the table captioned “Annual Fund Operating Expenses” in the section of the prospectus captioned “Fees and Expenses of the Portfolios”:

Effective for the periods July 1, 2005 through December 31, 2005 and January 1, 2006 through June 30, 2006, the Investment Managers have voluntarily agreed to waive a portion of their management fee, or to waive a portion or all of their management fee and reimburse expenses if necessary to limit total expenses, for certain Portfolios as described in the table below.  Had such management fee waivers or total expense limits been in place at year-end, annual operating expenses for the year ended December 31, 2004 would have been as given in the following table:

[continued on next page]

1

Portfolio	Voluntary Management Fee Waiver Effective July 1, 2005 through December 31, 2005 (as% of Portfolio assets)	Voluntary Management Fee Waiver and Expense Reimbursement, if necessary, to limit Total Expenses (as% of Portfolio assets) effective July 1, 2005 through December 31, 2005	Total Annual Operating Expenses had Management Fee Waiver or Total Expense Limit, as applicable, effective 7/1/05 been in place at year-end 12/31/04 (as% of Portfolio assets)	Voluntary Management Fee Waiver Effective January 1, 2006 through June 30, 2006 (as% of Portfolio assets)	Voluntary Management Fee Waiver and Expense Reimbursement, if necessary, to limit Total Expenses (as% of Portfolio assets) effective January 1, 2006 through June 30, 2006	Total Annual Operating Expenses had Management Fee Waiver or Total Expense Limit, as applicable, effective 1/1/06 been in place at year-end 12/31/04 (as% of Portfolio assets)
AST American Century Strategic Balanced	None	N/A	1.12%	0.03% up to $1 Billion, 0.05% over $1 Billion	N/A	1.09%
AST DeAM Small-Cap Growth	0.01%	N/A	1.16%	0.08%	N/A	1.09%
AST MFS Growth	0.01%	N/A	1.10%	0.03% up to $1 Billion, 0.05% over $1 Billion	N/A	1.08%
AST William Blair International Growth	0.09%	N/A	1.17%	0.10%	N/A	1.16%
AST LSV International Value	0.11%	N/A	1.26%	None	N/A	1.37%
AST Goldman Sachs Mid-Cap Growth	None	N/A	1.32%	0.03% up to $1 Billion, 0.05% over $1 Billion	N/A	1.29%
AST AllianceBernstein Large-Cap Growth	None	1.01%	1.01%	None	1.05%	1.05%
AST AllianceBernstein Growth + Value	None	1.03%	1.03%	None	1.10%	1.10%
AST Goldman Sachs Concentrated Growth	None	0.93%	0.93%	None	0.97%	0.97%
AST Small-Cap Growth	None	0.95%	0.95%	None	1.09%	1.09%
AST JP Morgan International Equity	None	1.10%	1.10%	None	1.11%	1.11%

2

Portfolio	Voluntary Management Fee Waiver Effective July 1, 2005 through December 31, 2005 (as% of Portfolio assets)	Voluntary Management Fee Waiver and Expense Reimbursement, if necessary, to limit Total Expenses (as% of Portfolio assets) effective July 1, 2005 through December 31, 2005	Total Annual Operating Expenses had Management Fee Waiver or Total Expense Limit, as applicable, effective 7/1/05 been in place at year-end 12/31/04 (as% of Portfolio assets)	Voluntary Management Fee Waiver Effective January 1, 2006 through June 30, 2006 (as% of Portfolio assets)	Voluntary Management Fee Waiver and Expense Reimbursement, if necessary, to limit Total Expenses (as% of Portfolio assets) effective January 1, 2006 through June 30, 2006	Total Annual Operating Expenses had Management Fee Waiver or Total Expense Limit, as applicable, effective 1/1/06 been in place at year-end 12/31/04 (as% of Portfolio assets)
AST Goldman Sachs High Yield	None	0.87%	0.87%	None	0.90%	0.90%
AST Lord Abbett Bond-Debenture	None	0.89%	0.89%	None	0.90%	0.90%
AST Alger All-Cap Growth	0.05% over $500 Million	N/A	1.38%	0.05% over $500 Million	N/A	1.38%
AST Cohen & Steers Realty	None	N/A	1.23%	None	N/A	1.23%
AST DeAM Small-Cap Value	0.13%	N/A	1.15%	0.13%	N/A	1.15%
AST Gabelli All-Cap Value	0.05% over $500 Million	N/A	1.21%	0.05% over $500 Million	N/A	1.21%
AST Hotchkiss & Wiley Large-Cap Value	0.05% over $1 Billion	N/A	0.94%	0.05% over $1 Billion	N/A	0.94%
AST Marisco Capital Growth	0.03% over $1 Billion	N/A	1.06%	0.03% over $1 Billion	N/A	1.06%
AST Neuberger Berman Mid-Cap Value	None	N/A	1.10%	None	N/A	1.10%
AST T. Rowe Price Asset Allocation	0.05% over $1 Billion	N/A	1.12%	0.05% over $1 Billion	N/A	1.12%
AST PIMCO Limited Maturity Bond	0.05% over $1 Billion	N/A	0.82%	0.05% over $1 Billion	N/A	0.82%
AST PIMCO Total Return Bond	None	N/A	0.81%	None	N/A	0.81%

3

Portfolio	Voluntary Management Fee Waiver Effective July 1, 2005 through December 31, 2005 (as% of Portfolio assets)	Voluntary Management Fee Waiver and Expense Reimbursement, if necessary, to limit Total Expenses (as% of Portfolio assets) effective July 1, 2005 through December 31, 2005	Total Annual Operating Expenses had Management Fee Waiver or Total Expense Limit, as applicable, effective 7/1/05 been in place at year-end 12/31/04 (as% of Portfolio assets)	Voluntary Management Fee Waiver Effective January 1, 2006 through June 30, 2006 (as% of Portfolio assets)	Voluntary Management Fee Waiver and Expense Reimbursement, if necessary, to limit Total Expenses (as% of Portfolio assets) effective January 1, 2006 through June 30, 2006	Total Annual Operating Expenses had Management Fee Waiver or Total Expense Limit, as applicable, effective 1/1/06 been in place at year-end 12/31/04 (as% of Portfolio assets)
AST Neuberger Berman Mid-Cap Growth	0.05% up to $1 Billion	N/A	1.11%	0.05% up to $1 Billion	N/A	1.11%
AST DeAM Large-Cap Value	None	1.25% *	1.11%	None	1.25% *	1.11%

*Total Expense limit using expense reimbursement, only.

4

AMERICAN SKANDIA TRUST

Supplement dated August 15, 2005 to the

Statement of Additional Information dated May 1, 2005

This supplement sets forth the changes to the American Skandia Trust (“AST” or the “Trust”) Statement of Additional Information (“SAI”) dated May 1, 2005.  All of the Portfolios discussed in this supplement may not be available under your variable contract.  For more information about the Portfolios available under your contract, please refer to your contract prospectus.  The following should be read in conjunction with that prospectus and should be retained with the prospectus for future reference.

This supplement sets forth changes to the SAI with respect to fees and expenses of the Portfolios.

The sentence on page 265 that reads, “The Investment Manager has also voluntarily agreed to reimburse the other Portfolios of the Trust in order to prevent Portfolio expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, determined by Trust or the Investment Manager, but inclusive of the management fee) from exceeding a specified percentage of each Portfolio’s average daily net asset, as follows:” is deleted, the list of Portfolios that follows that sentence is deleted other than AST MFS Global Equity, AST Federated Aggressive Growth, AST Goldman Sachs Small-Cap Value, AST Small-Cap Value, AST American Century Income & Growth, AST AllianceBernstein  Core Value,  AST AllianceBernstein Managed Index 500 and AST Global Allocation, and the  following is added:

Effective for the periods July 1, 2005 through December 31, 2005 and January 1, 2006 through June 30, 2006, the Investment Managers have voluntarily agreed to waive a portion of their management fee, or to waive a portion or all of their management fee and reimburse expenses if necessary to limit total expenses, for certain Portfolios as described in the table below:

[continued on next page]

Portfolio	Voluntary Management Fee Waiver Effective July 1, 2005 through December 31, 2005 (as% of Portfolio assets)	Voluntary Management Fee Waiver and Expense Reimbursement, if necessary, to limit Total Expenses (as% of Portfolio assets) effective July 1, 2005 through December 31, 2005	Voluntary Management Fee Waiver Effective January 1, 2006 through June 30, 2006 (as% of Portfolio assets)	Voluntary Management Fee Waiver and Expense Reimbursement, if necessary, to limit Total Expenses (as% of Portfolio assets) effective January 1, 2006 through June 30, 2006
AST American Century Strategic Balanced	None	N/A	0.03% up to $1 Billion, 0.05% over $1 Billion	N/A
AST DeAM Small-Cap Growth	0.01%	N/A	0.08%	N/A
AST MFS Growth	0.01%	N/A	0.03% up to $1 Billion, 0.05% over $1 Billion	N/A
AST William Blair International Growth	0.09%	N/A	0.10%	N/A
AST LSV International Value	0.11%	N/A	None	N/A
AST Goldman Sachs Mid-Cap Growth	None	N/A	0.03% up to $1 Billion, 0.05% over $1 Billion	N/A
AST AllianceBernstein Large-Cap Growth	None	1.01%	None	1.05%
AST AllianceBernstein Growth + Value	None	1.03%	None	1.10%
AST Goldman Sachs Concentrated Growth	None	0.93%	None	0.97%
AST Small-Cap Growth	None	0.95%	None	1.09%
AST JP Morgan International Equity	None	1.10%	None	1.11%

Portfolio	Voluntary Management Fee Waiver Effective July 1, 2005 through December 31, 2005 (as% of Portfolio assets)	Voluntary Management Fee Waiver and Expense Reimbursement, if necessary, to limit Total Expenses (as% of Portfolio assets) effective July 1, 2005 through December 31, 2005	Voluntary Management Fee Waiver Effective January 1, 2006 through June 30, 2006 (as% of Portfolio assets)	Voluntary Management Fee Waiver and Expense Reimbursement, if necessary, to limit Total Expenses (as% of Portfolio assets) effective January 1, 2006 through June 30, 2006
AST Goldman Sachs High Yield	None	0.87%	None	0.90%
AST Lord Abbett Bond-Debenture	None	0.89%	None	0.90%
AST Alger All-Cap Growth	0.05% over $500 Million	N/A	0.05% over $500 Million	N/A
AST Cohen & Steers Realty	None	N/A	None	N/A
AST DeAM Small-Cap Value	0.13%	N/A	0.13%	N/A
AST Gabelli All-Cap Value	0.05% over $500 Million	N/A	0.05% over $500 Million	N/A
AST Hotchkiss & Wiley Large-Cap Value	0.05% over $1 Billion	N/A	0.05% over $1 Billion	N/A
AST Marisco Capital Growth	0.03% over $1 Billion	N/A	0.03% over $1 Billion	N/A
AST Neuberger Berman Mid-Cap Value	None	N/A	None	N/A
AST T. Rowe Price Asset Allocation	0.05% over $1 Billion	N/A	0.05% over $1 Billion	N/A
AST PIMCO Limited Maturity Bond	0.05% over $1 Billion	N/A	0.05% over $1 Billion	N/A
AST PIMCO Total Return Bond	None	N/A	None	N/A

Portfolio	Voluntary Management Fee Waiver Effective July 1, 2005 through December 31, 2005 (as% of Portfolio assets)	Voluntary Management Fee Waiver and Expense Reimbursement, if necessary, to limit Total Expenses (as% of Portfolio assets) effective July 1, 2005 through December 31, 2005	Voluntary Management Fee Waiver Effective January 1, 2006 through June 30, 2006 (as% of Portfolio assets)	Voluntary Management Fee Waiver and Expense Reimbursement, if necessary, to limit Total Expenses (as% of Portfolio assets) effective January 1, 2006 through June 30, 2006
AST Neuberger Berman Mid-Cap Growth	0.05% up to $1 Billion	N/A	0.05% up to $1 Billion	N/A
AST DeAM Large-Cap Value	None	1.25% *	None	1.25% *

*Total Expense limit using expense reimbursement, only.